000 A000000 01/31/96
000 C000000 0000005138
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 AMERICAN GROWTH FUND, INC.
001 B000000 811-825
001 C000000 3036236137
002 A000000 410 17TH STREET, SUITE 800
002 B000000 DENVER
002 C000000 CO
002 D010000 80202
002 D020000 4418
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
007 C011100 11
007 C011200 12
007 C011300 13
007 C011400 14
007 C011500 15
007 C011600 16
007 C011700 17
007 C011800 18
007 C011900 19
007 C012000 20
007 C012100 21
007 C012200 22
007 C012300 23
007 C012400 24
007 C012500 25
007 C012600 26
007 C012700 27
007 C012800 28
007 C012900 29
007 C013000 30
007 C013100 31
007 C013200 32
007 C013300 33
007 C013400 34
007 C013500 35
007 C013600 36
007 C013700 37
007 C013800 38
007 C013900 39
007 C014000 40
007 C014100 41
007 C014200 42
007 C014300 43
007 C014400 44
007 C014500 45
007 C014600 46
007 C014700 47
007 C014800 48
007 C014900 49
007 C015000 50
013 A000001 KPMG PEAT MARWICK LLP
013 B010001 DENVER
013 B020001 CO
013 B030001 80202
019 B000000    0
020 A000001 REYNDERS, GRAY & CO., INC.
020 B000001 13-2942212
020 C000001    216
020 A000002 INSTINET CORPORATION
020 B000002 13-3443395
020 C000002     29
020 A000003 DAIN BOSWORTH INC.
020 B000003 41-1414269
020 C000003      3
020 A000004 BERNARD HEROLD & CO., INC.
020 B000004 13-2707317
020 C000004      2
020 A000005 PAINEWEBBER, INC.
020 B000005 13-2638166
020 C000005      2
020 A000006 RICHARD-ALYN & CO.
020 B000006 11-6046394
020 C000006      2
020 A000007 U.S. CLEARING CORP.
020 B000007 13-2967453
020 C000007      2
020 A000008 PERSHING/DONALDSON, LUFKIN & JENRETTE SEC. CP
020 B000008 13-2741729
020 C000008      1
020 A000009 FIRST MONTAUK SECURITIES
020 B000009 11-2644141
020 C000009      1
020 A000010 PARKER/HUNTER INC.
020 B000010 25-1200102
020 C000010      1
021  000000      259
022 A000001 STATE STREET BANK & TRUST
022 B000001 04-1867445
022 C000001    152175
022 D000001    152175
022 A000002 TROSTER SINGER
022 B000002 13-5515160
022 C000002      2122
022 D000002     11605
022 A000003 U.S. CLEARING
022 B000003 13-2967453
022 C000003       517
022 D000003         0
022 A000004 DAIN BOSWORTH
022 B000004 41-1414269
022 C000004      1114
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000     155928
023 D000000     163780
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
027  000000 Y
028 A010000      2510
028 A020000         0
028 A030000         0
028 A040000       686
028 B010000      7284
028 B020000         0
028 B030000         0
028 B040000       810
028 C010000      2647
028 C020000         0
028 C030000         0
028 C040000       737
028 D010000      2000
028 D020000         0
028 D030000         0
028 D040000      1270
028 E010000      1620
028 E020000      3307
028 E030000         0
028 E040000      1325
028 F010000      2314
028 F020000        -7
028 F030000         0
028 F040000      1432
028 G010000     18375
028 G020000      3300
028 G030000         0
028 G040000      6260
028 H000000      1304
030 A000000    951
030 B000000  5.75
030 C000000  0.00
031 A000000    124
031 B000000      0
032  000000    778
033  000000     49
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 D000000 Y
071 A000000    102863
071 B000000     87680
071 C000000     85129
071 D000000  103
072 A000000  6
072 B000000      182
072 C000000      697
072 D000000        0
072 E000000        0
072 F000000      413
072 G000000        0
072 H000000      144
072 I000000       12
072 J000000        6
072 K000000        0
072 L000000        0
072 M000000        2
072 N000000       10
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       15
072 S000000        0
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       96
072 X000000      698
072 Y000000        0
072 Z000000      181
072AA000000     2111
072BB000000        0
072CC010000     2674
072CC020000        0
072DD010000     1388
072DD020000        0
072EE000000     2313
073 A010000   0.1200
073 A020000   0.0000
073 B000000   0.2000
073 C000000   0.0000
074 A000000      237
074 B000000     2900
074 C000000        0
074 D000000        0
074 E000000        0
074 F000000   103893
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000      593
074 M000000        0
074 N000000   107623
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000      403
074 R020000        0
074 R030000        0
074 R040000        0
074 S000000        0

074 T000000   107220
074 U010000    12068
074 U020000        0
074 V010000     8.88
074 V020000     0.00
074 W000000   0.0000
074 X000000     6756
074 Y000000        0
075 A000000        0
075 B000000   100025
076  000000     0.00
077 A000000 Y
077 K000000 Y
077 Q010000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   CRAIG D. HANSEL
TITLE       DATA PROCESSING MAN.

AMERICAN GROWTH FUND, INC.
SEC FILE NUMBER 811-825
SUB-ITEM 77.K.
EXHIBIT A

Item 4.   Changes in Registrant's Certifying Accountant

(a)  Previous independent accountants

     (i) On January 5, 1996, the auditor relationship between the Fund and Smith, Brock & Gwinn was terminated.

     (ii) The reports of Smith, Brock & Gwinn on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

     (iii) The decision to change independent accountants was approved by the Registrant's board of directors.

     (iv) In connection with its audits for the two most recent fiscal years and through the interim period preceding the resignation, there have been no disagreements with Smith, Brock & Gwinn on any matter of accounting principles or practices, financial statements disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Smith, Brock & Gwinn would have caused them to make reference thereto in their report on the financial statements for such years.

     (v) During the two most recent fiscal years and through the interim period preceding the resignation, there have been no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)) with Smith, Brock & Gwinn.

     (vi) The Registrant has requested that Smith, Brock & Gwinn furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated January 11, 1996, is filed as EXHIBIT B to this form N-SAR.

(b)  New independent accountants

     The Registrant engaged KPMG Peat Marwick LLP as its new independent accountants as of January 10, 1996. During the two most recent fiscal years and through January 10, 1996, the Registrant has not consulted with KPMG Peat Marwick LLP on items which (1) were or should have been subject to SAS 50 or
     (2) concerned the subject matter of a disagreement or reportable event with the former auditor, (as described in Regulation S-K Item 304(a)(2)).

American Growth Fund, Inc.
SEC File Number 811-825
Sub - Item 77.K.
Exhibit B
January 11, 1996



Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C.  20549
Re: American Growth Fund, Inc.
Dear Sir or Madam:

In response to the requirements of Item 304(a) of Regulation S-K, we have received a letter from the Fund setting forth responses to
Item 304(a). Please be advised that we are in agreement with the responses as follows:

     1. The auditor relationship between the Fund and Smith, Brock & Gwinn was terminated on January 5, 1996.

     2. Our reports on the Fund's financial statements for the past two fiscal years ended July 31, 1994 and 1995 contained no adverse opinion or disclaimer of opinions and were not qualified or modified as to uncertainty, audit scope or accounting principles.

     3. In connection with our audits of the Fund for the past two fiscal years ended July 31, 1994 and 1995, we were not in disagreement on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to our satisfaction, would have caused us to make reference thereto in our report on the financial statements for such years.

     4. During the two most recent fiscal years and through January 5, 1996, there have been no reportable events (as defined in Regulation S-K, Item 304(a)(i)(v)) with Smith, Brock & Gwinn.

Very truly yours,

/s/ SMITH, BROCK & GWINN


Roy E. Brock, Jr.

REB:gb